Unaudited Interim Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	WF Holding Shareholders’ Equity	Non- controlling Interests	Total
Balance at Dec. 31, 2024		$ 1,148	[1]	$ 84,750	$ 2,739,785	$ (81,193)	$ 2,744,490		$ 2,744,490
Balance (in Shares) at Dec. 31, 2024	[1]	4,590,004
Issuance of ordinary shares in initial public offering		$ 112	[1]	6,177,319			6,177,431		6,177,431
Issuance of ordinary shares in initial public offering (in Shares)	[1]	448,014
Net loss			[1]		(320,544)		(320,544)		(320,544)
Foreign currency translation adjustment			[1]			185,739	185,739		185,739
Balance at Jun. 30, 2025		$ 1,260	[1]	6,262,069	2,419,241	104,546	8,787,116		8,787,116
Balance (in Shares) at Jun. 30, 2025	[1]	5,038,018
Balance at Dec. 31, 2025		$ 1,260	[1]	6,547,265	(2,029,941)	232,064	4,750,648	(206)	4,750,442
Balance (in Shares) at Dec. 31, 2025	[1]	5,038,018
Issuance of ordinary shares in private placement		$ 1,008	[1]				1,008		1,008
Issuance of ordinary shares in private placement (in Shares)	[1]	4,032,258
Issuance of ordinary shares upon cashless exercise of warrants		$ 9,073	[1]	86,978,829			86,987,902		86,987,902
Issuance of ordinary shares upon cashless exercise of warrants (in Shares)	[1]	36,290,322
Net loss			[1]		(83,108,310)		(83,108,310)		(83,108,310)
Foreign currency translation adjustment			[1]			(3,484)	(3,484)		(3,484)
Balance at Jun. 30, 2026		$ 11,341	[1]	$ 93,526,094	$ (85,138,251)	$ 228,580	$ 8,627,764	$ (206)	$ 8,627,558
Balance (in Shares) at Jun. 30, 2026	[1]	45,360,598

[1]	Retrospectively restated for the effect of the reverse share split on April 13, 2026.